Note 8 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses	$ 35,956	$ 42,826
Advisor loans receivable	18,571	18,448
Investments in equity securities	3,918	10,788
Investments in debt securities	12,525	1,862
Deferred Purchase Price (notes 16, 25)	87,957	69,873
Other	18,853	1,374
Prepaid and other assets (Current Assets)	177,780	145,171
Advisor loans receivable	42,900	48,283
Equity method investments	11,154	5,926
Investments in equity securities	5,261	5,565
Investments in debt securities	3,948	4,189
Financing fees, net of accumulated amortization of $4,956 (December 31, 2019 - $3,632)	3,751	4,469
Other	7,341	1,078
Other assets (Non-Current Assets)	$ 74,355	$ 69,510